                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01434

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                              Colleen E. Tonn, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 through June 30, 2006

Item 1. Reports to Stockholders

                            VARIABLE ANNUITY FUND A

Item 1. Reports to Stockholders

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Variable Annuity Fund A
                               Semiannual Report
                               June 30, 2006

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

INDEX

DISCLOSURE OF FUND EXPENSES                                     1
SECTOR ALLOCATION                                               2
STATEMENT OF NET ASSETS                                         3
STATEMENT OF OPERATIONS                                         5
STATEMENTS OF CHANGES IN NET ASSETS                             5
NOTES TO FINANCIAL STATEMENTS                                   6

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

DISCLOSURE
     OF FUND EXPENSES

FOR THE PERIOD JANUARY 1, 2006 TO JUNE 30, 2006

As a beneficial owner of Fund A, you incur ongoing Separate Account expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Separate Account and to compare these costs with the ongoing costs of investing in other separate accounts.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund A Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on Fund A's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not Fund A's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Fund A and other separate accounts. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the financial reports of other separate accounts.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Fund A does not charge any transaction costs, such as sales charges (loads), redemption fees or exchange fees. The fees related to the variable annuity contract, such as the sales charge that could apply, have not been included. Therefore, the second section of the table is useful in comparing separate account costs only, and will not help you determine the relative total costs of owning the contract.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                     Expenses
                                                                       Paid
                               Beginning    Ending                    During
                                Account     Account    Annualized     Period
                                 Value       Value      Expense      1/1/06 to
                                1/1/06      6/30/06      Ratios      6/30/06*
-------------------------------------------------------------------------------
ACTUAL FUND A RETURN
Variable Annuity Fund A        $1,000.00   $1,120.00      1.28%        $6.73
-------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Variable Annuity Fund A        $1,000.00   $1,018.45      1.28%        $6.41
-------------------------------------------------------------------------------

* "Expenses Paid During Period" are equal to Fund A's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                           Variable Annuity Fund A- 1

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

SECTOR ALLOCATION
AS OF JUNE 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                    97.42%
------------------------------------------------------------------------
Basic Materials                                                  3.92%
Business Services                                                0.83%
Capital Goods                                                    8.45%
Communication Services                                           2.10%
Consumer Discretionary                                           5.57%
Consumer Services                                                1.32%
Consumer Staples                                                 7.01%
Credit Cyclicals                                                 0.63%
Energy                                                           9.58%
Financials                                                      22.13%
Health Care                                                     10.75%
Media                                                            3.42%
Real Estate                                                      1.00%
Technology                                                      16.65%
Transportation                                                   1.32%
Utilities                                                        2.74%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                 1.69%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                99.11%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                  0.89%
------------------------------------------------------------------------
TOTAL NET ASSETS                                               100.00%
------------------------------------------------------------------------

                           Variable Annuity Fund A- 2

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
June 30, 2006 (Unaudited)

                                                                 FAIR
                                                 NUMBER OF       VALUE
                                                   SHARES       (U.S.$)
    COMMON STOCK-97.42%
    BASIC MATERIALS-3.92%
    Dow Chemical...............................      17,700   $   690,831
    duPont (E.I.) deNemours....................      13,600       565,760
    Freeport-McMoRan Copper & Gold Class B.....       7,100       393,411
    Lubrizol...................................       8,400       334,740
    Steel Dynamics.............................       3,400       223,516
    United States Steel........................       9,100       638,092
                                                              -----------
                                                                2,846,350
                                                              -----------
    BUSINESS SERVICES-0.83%
    Manpower...................................       5,100       329,460
    Republic Services Class A..................       6,800       274,312
                                                              -----------
                                                                  603,772
                                                              -----------
    CAPITAL GOODS-8.45%
    Caterpillar................................      11,100       826,728
    Cummins....................................       3,700       452,325
    General Electric...........................      53,300     1,756,768
    Goodrich...................................      12,200       491,538
  + Grant Prideco..............................      14,600       653,350
    Northrop Grumman...........................       8,000       512,480
    Textron....................................       8,000       737,440
    United Technologies........................      11,100       703,962
                                                              -----------
                                                                6,134,591
                                                              -----------
    COMMUNICATION SERVICES-2.10%
    Sprint Nextel..............................      27,887       557,461
    Verizon Communications.....................      28,800       964,512
                                                              -----------
                                                                1,521,973
                                                              -----------
    CONSUMER DISCRETIONARY-5.57%
    Abercrombie & Fitch Class A................       7,500       415,725
    Best Buy...................................       8,150       446,946
  + Coach......................................      16,900       505,310
    Federated Department Stores................       9,000       329,400
    Gap........................................      23,600       410,640
    Home Depot.................................      23,800       851,802
    NIKE.......................................       5,300       429,300
  + Urban Outfitters...........................      24,200       423,258
    Wal-Mart Stores............................       4,800       231,216
                                                              -----------
                                                                4,043,597
                                                              -----------
    CONSUMER SERVICES-1.32%
    Marriott International Class A.............      12,200       465,064
    McDonald's.................................      14,600       490,560
                                                              -----------
                                                                  955,624
                                                              -----------
    CONSUMER STAPLES-7.01%
    Altria Group...............................       4,900       359,807
    CVS........................................      22,800       699,960
    Fortune Brands.............................       9,300       660,393
    Kellogg....................................       5,800       280,894
    Kimberly-Clark.............................       7,400       456,580
    PepsiCo....................................      18,700     1,122,748
    Procter & Gamble...........................      27,085     1,505,926
                                                              -----------
                                                                5,086,308
                                                              -----------

                                                                 FAIR
                                                 NUMBER OF       VALUE
                                                   SHARES       (U.S.$)
    COMMON STOCK (CONTINUED)
    CREDIT CYCLICALS-0.63%
    D.R. Horton................................      19,100   $   454,962
                                                              -----------
                                                                  454,962
                                                              -----------
    ENERGY-9.58%
    ConocoPhillips.............................      11,500       753,595
    EOG Resources..............................       7,000       485,380
    Exxon Mobil................................      39,500     2,423,325
    Massey Energy..............................       9,800       352,800
  + National Oilwell Varco.....................      10,100       639,532
  + Newfield Exploration.......................      11,400       557,916
    Occidental Petroleum.......................       7,300       748,615
    St. Mary Land & Exploration................       6,600       265,650
    Tidewater..................................       7,000       344,400
  + Transocean.................................       4,800       385,536
                                                              -----------
                                                                6,956,749
                                                              -----------
    FINANCIALS-22.13%
  + Affiliated Managers Group..................       5,300       460,517
    Allstate...................................       9,400       514,462
    American International Group...............      14,500       856,225
    Bank of America............................      39,000     1,875,900
    Berkley (W.R.).............................      11,025       376,283
    Capital One Financial......................       3,750       320,438
    CIGNA......................................       5,000       492,550
    CIT Group..................................       9,300       486,297
    Citigroup..................................      41,800     2,016,432
    Everest Re Group...........................       3,900       337,623
    Freddie Mac................................       8,700       495,987
    Hanover Insurance Group....................       1,300        61,698
    JPMorgan Chase.............................      29,600     1,243,200
    Mellon Financial...........................      15,900       547,437
    Merrill Lynch..............................      12,700       883,412
    MetLife....................................       8,200       419,922
    Morgan Stanley.............................      15,900     1,005,039
    North Fork Bancorporation..................      15,400       464,618
    PMI Group..................................       8,400       374,472
    Prudential Financial.......................       7,100       551,670
    U.S. Bancorp...............................      24,200       747,296
    UnitedHealth Group.........................      19,700       882,166
  + WellPoint Health Networks..................       9,000       654,930
                                                              -----------
                                                               16,068,574
                                                              -----------
    HEALTH CARE-10.75%
    Abbott Laboratories........................      14,700       641,067
  + Amgen......................................      15,500     1,011,065
    Biomet.....................................       7,400       231,546
  + Express Scripts Class A....................       5,600       401,744
  + Gen-Probe..................................       7,200       388,656
  + Genentech..................................       6,700       548,060
  + Gilead Sciences............................       8,500       502,860
    Johnson & Johnson..........................      22,600     1,354,192
    Medtronic..................................       9,800       459,816
    Pfizer.....................................      40,300       945,841

                           Variable Annuity Fund A- 3

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)

                                                                 FAIR
                                                 NUMBER OF       VALUE
                                                   SHARES       (U.S.$)
    COMMON STOCK (CONTINUED)
    HEALTH CARE (CONTINUED)
    Quest Diagnostics..........................       6,100   $   365,512
  + Vertex Pharmaceuticals.....................       6,800       249,628
    Wyeth......................................      15,900       706,119
                                                              -----------
                                                                7,806,106
                                                              -----------
    MEDIA-3.42%
    CBS Class B................................      11,000       297,550
  + Comcast Class A............................       9,400       307,756
  + Comcast Special Class A....................       6,500       213,070
    Disney (Walt)..............................      19,600       588,000
    Time Warner................................      39,400       681,620
  + Viacom Class B.............................      10,950       392,448
                                                              -----------
                                                                2,480,444
                                                              -----------
    REAL ESTATE-1.00%
    Developers Diversified Realty..............       7,200       375,696
    ProLogis...................................       6,800       354,416
                                                              -----------
                                                                  730,112
                                                              -----------
    TECHNOLOGY-16.65%
  + Adobe Systems..............................      10,700       324,852
    Applied Materials..........................      42,100       685,388
  + BEA Systems................................      27,600       361,284
  + Cisco Systems..............................      51,300     1,001,889
  + Corning....................................      15,600       377,364
  + Dell.......................................      13,900       339,299
  + eBay.......................................      14,000       410,060
  + EMC........................................      39,900       437,703
  + Google Class A.............................       1,600       670,928
    Hewlett-Packard............................      24,200       766,656
    Intel......................................      57,300     1,085,835
    International Business Machines............      13,000       998,660

                                                                 FAIR
                                                 NUMBER OF       VALUE
                                                   SHARES       (U.S.$)
    COMMON STOCK (CONTINUED)
    TECHNOLOGY (CONTINUED)
    Microsoft..................................      66,200   $ 1,542,460
    Motorola...................................      30,000       604,500
    National Semiconductor.....................      19,000       453,150
  + Oracle.....................................      22,800       330,372
    QUALCOMM...................................      16,800       673,176
  + Tellabs....................................      27,600       367,356
    Texas Instruments..........................      21,600       654,264
                                                              -----------
                                                               12,085,196
                                                              -----------
    TRANSPORTATION-1.32%
    FedEx......................................       3,200       373,952
    Norfolk Southern...........................      11,000       585,420
                                                              -----------
                                                                  959,372
                                                              -----------
    UTILITIES-2.74%
    Dominion Resources.........................       8,100       605,799
    Edison International.......................      10,900       425,100
    PPL........................................      11,800       381,140
    TXU........................................       9,700       579,963
                                                              -----------
                                                                1,992,002
                                                              -----------
    TOTAL COMMON STOCK
     (COST $52,458,428)........................                70,725,732
                                                              -----------
                                                 PRINCIPAL
                                                   AMOUNT
                                                  (U.S. $)
 #/ COMMERCIAL PAPER-1.69%
    Total Capital 5.27% 7/3/06.................  $1,230,000     1,229,640
                                                              -----------
    TOTAL COMMERCIAL PAPER
     (COST $1,229,640).........................                 1,229,640
                                                              -----------

TOTAL MARKET VALUE OF SECURITIES-99.11% (COST
 $53,688,068)...............................................   71,955,372
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.89%.......      642,892
                                                              -----------
NET ASSETS-100.00%..........................................  $72,598,264
                                                              ===========
NET ASSETS ARE REPRESENTED BY:
VALUE OF ACCUMULATION UNITS:
3,500,915 units at $19.166 unit value.......................  $67,102,836
ANNUITY RESERVES:
64,887 units at $19.166 unit value..........................    1,243,689
162,491 units at $26.165 unit value.........................    4,251,739
                                                              -----------
Total Net Assets............................................  $72,598,264
                                                              ===========

------------------
+Non-income producing security for the period ended June 30, 2006.
#/The interest rate shown is the effective yield at the time of purchase.

                             See accompanying notes

                           Variable Annuity Fund A- 4

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Dividends......................................                $613,450
Interest.......................................                  19,764
Foreign tax withheld...........................                  (1,114)
                                                               --------
                                                                632,100
                                                               --------
EXPENSES:
Investment management services.................  $   120,930
Mortality and expense guarantees...............      356,659    477,589
                                                 -----------   --------
NET INVESTMENT INCOME..........................                 154,511
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain on investments...............    2,967,498
Net change in unrealized
 appreciation/depreciation of investments......   (2,946,091)    21,407
                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS....................................                $175,918
                                                               ========

                             See accompanying notes

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS
                                                 ENDED
                                                6/30/06     YEAR ENDED
                                              (UNAUDITED)    12/31/05
                                              -----------   -----------
CHANGES FROM OPERATIONS:
Net investment income.......................  $   154,511   $   408,872
Net realized gain on investments............    2,967,498     2,908,945
Net change in net unrealized
 appreciation/depreciation of investments...   (2,946,091)       70,761
                                              -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.................................      175,918     3,388,578
Net decrease from equity transactions.......   (3,500,751)   (8,348,065)
                                              -----------   -----------
TOTAL DECREASE IN NET ASSETS................   (3,324,833)   (4,959,487)
Net assets, at beginning of period..........   75,923,097    80,882,584
                                              -----------   -----------
NET ASSETS, AT END OF PERIOD................  $72,598,264   $75,923,097
                                              ===========   ===========

                             See accompanying notes

                           Variable Annuity Fund A- 5

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
June 30, 2006 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund--The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln
Life). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments--Equity securities, except those traded on the Nasdaq Stock Market, Inc.(Nasdaq), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

Federal Income Taxes--Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income--Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves--Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other--Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $354 for the six months ended June 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2. INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the six months ended June 30, 2006 amounted to $14,351,175 and $18,740,395, respectively.

3. EXPENSES/SALES CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Life is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). In prior years, retired employees of Lincoln Life invested in Fund A at lower expense levels. As of June 30, 2006, $4,251,739 remains in the Fund at a unit value of $26.165. Lincoln Life retained $1,088 from the proceeds of the sale of annuity contracts during the six months ended June 30, 2006 for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the "Sub-advisor") is responsible for the day-to-day management of the Fund's investment portfolio. The Sub-advisor is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-advisor is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2006, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. NET ASSETS
Net assets at June 30, 2006 consisted of the following:

Equity transactions.....................................   $(238,438,682)
Accumulated net investment income.......................      75,975,833
Accumulated net realized gain on investments............     216,793,809
Net unrealized appreciation of investments..............      18,267,304
                                                           -------------
Net Assets..............................................   $  72,598,264
                                                           =============

                           Variable Annuity Fund A- 6

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                               SIX MONTHS ENDED JUNE 30, 2006
                                                        (UNAUDITED)                   YEAR ENDED DECEMBER 31, 2005
                                               ------------------------------        ------------------------------
                                                 UNITS             AMOUNT              UNITS             AMOUNT
                                               ---------        -------------        ---------        -------------
Accumulation Units:
 Balance at beginning of period..............  3,689,070        $(218,921,842)       4,102,941        $(211,285,774)
 Contract purchases..........................     11,340              222,191           11,737              218,536
 Terminated contracts........................   (199,495)          (3,292,407)        (425,608)          (7,854,604)
                                               ---------        -------------        ---------        -------------
Balance at end of period.....................  3,500,915        $(221,992,058)       3,689,070        $(218,921,842)
                                               =========        =============        =========        =============
Annuity Reserves:
 Balance at beginning of period..............    214,100        $ (16,016,089)         244,982        $ (15,304,092)
 Annuity purchases (payments)................     13,278             (430,535)         (30,882)            (711,997)
                                               ---------        -------------        ---------        -------------
Balance at end of period.....................    227,378        $ (16,446,624)         214,100        $ (16,016,089)
                                               =========        =============        =========        =============

6. SUPPLEMENTAL INFORMATION-SELECTED PER UNIT DATA AND RATIOS

The following is selected financial data for an accumulation unit outstanding throughout each period:

                                                SIX MONTHS
                                                   ENDED
                                               JUNE 30, 2006        YEAR ENDED DECEMBER 31,
                                                (UNAUDITED)          2005           2004
                                               -------------        -------        -------
Investment income............................     $ 0.166           $ 0.338        $ 0.343
 Expenses....................................      (0.125)           (0.239)        (0.218)
                                                  -------           -------        -------
 Net investment income.......................       0.041             0.099          0.125
 Net realized and unrealized gain (loss) on
  investments................................      (0.018)            0.732          1.642
                                                  -------           -------        -------
 Increase (decrease) in accumulation unit
  value......................................       0.023             0.831          1.767
 Accumulation unit value at beginning of
  period.....................................      19.143            18.312         16.545
                                                  -------           -------        -------
Accumulation unit value at end of period.....     $19.166           $19.143        $18.312
                                                  =======           =======        =======
Net assets, end of period (000 omitted)......     $72,598           $75,923        $80,883
Ratio of expenses to average net assets......        1.28%             1.28%          1.28%
Ratio of net investment income to average net
 assets......................................        0.41%             0.53%          0.73%
Total investment return......................        0.12%             4.54%         10.68%
Portfolio turnover rate......................       39.03%            20.40%         38.72%
Number of accumulation units outstanding at
 end of period (expressed in thousands)
 Accumulation units..........................       3,501             3,689          4,103
 Reserve units...............................         227               214            245


                                                    YEAR ENDED DECEMBER 31,
                                                2003           2002           2001
                                               -------        -------        -------
Investment income............................  $ 0.245        $ 0.253        $ 0.249
 Expenses....................................   (0.184)        (0.191)        (0.228)
                                               -------        -------        -------
 Net investment income.......................    0.061          0.062          0.021
 Net realized and unrealized gain (loss) on
  investments................................    3.612         (4.238)        (2.354)
                                               -------        -------        -------
 Increase (decrease) in accumulation unit
  value......................................    3.673         (4.176)        (2.333)
 Accumulation unit value at beginning of
  period.....................................   12.872         17.048         19.381
                                               -------        -------        -------
Accumulation unit value at end of period.....  $16.545        $12.872        $17.048
                                               =======        =======        =======
Net assets, end of period (000 omitted)......  $79,708        $66,334        $98,225
Ratio of expenses to average net assets......     1.27%          1.28%          1.28%
Ratio of net investment income to average net
 assets......................................     0.42%          0.41%          0.12%
Total investment return......................    28.54%        (24.50)%       (12.04)%
Portfolio turnover rate......................    77.30%         60.26%         78.03%
Number of accumulation units outstanding at
 end of period (expressed in thousands)
 Accumulation units..........................    4,466          4,747          5,305
 Reserve units...............................      278            329            373

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.

                           Variable Annuity Fund A- 7

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principle Accountant Fees and Services

(a) Audit Fees

Not Applicable.

(b) Audit-Related Fees

Not Applicable.

(c) Tax Fees

Not Applicable.

(d) All Other Fees

Not Applicable.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e)(2) Not applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

Not Applicable.

(h)  Principal Accountant's Independence

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11. Controls and Procedures

     (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

     (a) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

     (a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL VARIABLE ANNUITY FUND A (REGISTRANT)

         /s/ Kelly D. Clevenger
         -------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date:  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kelly D. Clevenger
   ---------------------------------
   Kelly D. Clevenger
   Chairman of the Board and President
   (Signature and Title)

Date: August 28, 2006

By /s/ William P. Flory
   ---------------------------------
   William P. Flory
   Chief Accounting Officer
   (Signature and Title)

Date: August 28, 2006